Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000130396
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Disciplined Equity Fund
Class Name	Institutional Class
Trading Symbol	AWEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Disciplined Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Disciplined Equity Fund, Institutional Class Shares	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The S&P 500 Index (USD) (TR) returned 21.45% over the one year period ended October 31, 2025.  The CIBC Atlas Disciplined Equity strategy returned 13.26% during the same period, underperforming the The S&P 500 Index (USD) (TR) benchmark.   Communication Services, Information Technology, Consumer Discretionary, Industrials and Utilities added to the fund’s returns while Healthcare, Real Estate, Energy, Financials, Consumer Staples and Materials detracted from returns.

While the Fund’s technology holdings did well on an absolute basis, the sector was the largest detractor from relative performance during the period.  This was largely due to the Fund’s exposure to software stocks. Software stocks underperformed the broader Information Technology sector on investor concern that some software products may become disintermediated by AI powered solutions.

The Fund’s positive contribution from Communication Services was a result of positive security selection in Media & Entertainment and the Telecommunication Services subgroups. An underweight position in Consumer Staples stocks was beneficial as this traditionally defensive sector underperformed the broad market.

On an individual stock basis, the largest contributions to attribution were Alphabet, TE Connectivity and Raytheon Technology. The largest detractors were Fiserv, UnitedHealth Group and an underweight position in Broadcom.

The Fund remains committed to investing in high quality companies with attractive growth characteristics and free cash flow yields.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CIBC Atlas Disciplined Equity Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Oct/15	$250,000	$250,000
Oct/16	$252,917	$261,273
Oct/17	$306,079	$323,018
Oct/18	$347,751	$346,747
Oct/19	$398,360	$396,423
Oct/20	$441,756	$434,918
Oct/21	$618,925	$621,558
Oct/22	$516,105	$530,742
Oct/23	$545,655	$584,574
Oct/24	$725,376	$806,812
Oct/25	$821,588	$979,893

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas Disciplined Equity Fund, Institutional Class Shares	13.26%	13.21%	12.63%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,773,767,588
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 11,135,256
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,773,767,588	64	$11,135,256	19%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.2%
Utilities	1.5%
Materials	2.2%
Consumer Staples	2.3%
Real Estate	2.4%
Energy	3.2%
Industrials	6.1%
Consumer Discretionary	11.0%
Communication Services	11.1%
Health Care	12.2%
Financials	13.0%
Information Technology	33.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	8.7%
NVIDIA	8.3%
Amazon.com	6.4%
Apple	5.7%
Alphabet, Cl A	4.2%
Visa, Cl A	2.9%
Alphabet, Cl C	2.9%
Meta Platforms, Cl A	2.5%
Broadcom	2.0%
JPMorgan Chase	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000130893
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Mid Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	AWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Mid Cap Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Russell Midcap Growth Index (USD) (TR) returned 19.59% for the one year period ended October 31, 2025. The CIBC Mid Cap Equity Fund returned 7.29% for the same period, underperforming the Russell Midcap Growth Index (USD) (TR) benchmark. Consumer Staples, Energy and Real Estate were positive contributors to performance while Information Technology, Financials and Communication Services were the largest detractors.

On an absolute basis, holdings of Howmet Aerospace, Amphenol, Alnylam Pharmaceuticals, Cencora and Zscaler were the largest positive contributors to returns during the period. Holdings that were the largest detractors to return on an absolute basis were Trade Desk, Chipotle Mexican Grill, Saia, Microchip and DraftKings.

The index’s strong performance was largely driven by a concentrated group of larger holdings. Over the past five years, the number of names in the Russell Midcap Growth Index (USD) (TR) has declined by 40%, increasing the impact of top contributors. Notably, the top 10 contributors, representing about 16.6% of the index weight, accounted for 85% of the index’s return—an unusually concentrated profile compared to prior years.

This concentration negatively affected the Fund’s relative performance, as not owning several top index names had an outsized impact. Although the Fund held some of the top contributors, its aggregate underweight to this group accounted for 11.4%, nearly all of the strategy’s relative underperformance. The negative impact was only partially offset by the ten worst-performing index stocks, which made up 5.3% of the index weight and contributed just +3.3% to performance.

Specifically, not owning Palantir Technologies, the best-performing and largest index weight, detracted 5.9% and represented 50% of the Fund’s relative underperformance. Our decision not to own several high-performing names was based on our disciplined approach to valuation; for instance, Palantir traded at an average P/E multiple of 190x before exiting the benchmark in June and is now the most expensive stock in the S&P 500.

Our disciplined investment approach was a headwind this period, as we had limited exposure to momentum factors and high-valuation stocks. We remain cautious about momentum’s long-term sustainability given elevated expectations, high multiples, and rapid price increases. We continue to invest in high-quality companies with above-average growth prospects, maintaining discipline on entry price. Historically, this approach has delivered competitive results over time.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell Midcap Growth Index (USD) (TR)Footnote Reference*
Oct/15	$250,000	$250,000	$250,000
Oct/16	$245,646	$260,608	$251,007
Oct/17	$293,003	$323,100	$316,886
Oct/18	$305,579	$344,411	$336,341
Oct/19	$358,973	$390,871	$400,012
Oct/20	$382,581	$430,537	$484,562
Oct/21	$535,073	$619,540	$675,608
Oct/22	$419,877	$517,206	$480,088
Oct/23	$415,049	$560,548	$496,170
Oct/24	$543,073	$772,745	$688,040
Oct/25	$582,682	$933,572	$822,849

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares	7.29%	8.78%	8.83%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell Midcap Growth Index (USD) (TR)Footnote Reference*	19.59%	11.17%	12.65%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 855,165,837
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 6,584,774
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$855,165,837	70	$6,584,774	24%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.6%
Short-Term Investment	0.8%
Utilities	1.7%
Communication Services	2.5%
Consumer Staples	3.0%
Energy	3.0%
Financials	8.2%
Health Care	14.4%
Consumer Discretionary	18.2%
Information Technology	23.1%
Industrials	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace	4.6%
Alnylam Pharmaceuticals	3.4%
Datadog, Cl A	3.0%
Cencora	2.9%
Ameriprise Financial	2.8%
Cloudflare, Cl A	2.7%
Amphenol, Cl A	2.7%
Veeva Systems, Cl A	2.6%
Royal Caribbean Cruises	2.5%
Ross Stores	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000130895
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	AWIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Income Opportunities Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Income Opportunities Fund, Institutional Class Shares	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The CIBC Atlas Income Opportunities Fund returned 8.30% over the one year period ended October 31, 2025. This compares to the 15.12% return of the Fund’s Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index benchmark. Equities outperformed cash and bonds. Within equities, the Communication Services, Information Technology and Energy sectors were the largest contribution to the Fund’s returns. The Consumer Staples, Industrials and Health Care sectors lagged the broad market.

On a relative basis in equities, the Energy sector was the only group that outperformed the benchmark and was led by the natural gas exploration and production company EQT Corp. Holdings in Cheniere Energy and Chevron were additive to relative performance. Industrials detracted from performance due to underperformance in Lockheed Martin, United Parcel Service and IDEX. Exposure to private credit asset managers Blue Owl Capital and Ares Management were a headwind within the Financials sector. Additionally, being underweight Nvidia resulted in underperformance in the Information Technology sector as artificial intelligence (AI) stocks outperformed the market during the year.

Fixed income performance was strong over the one-year period as inflation was contained while economic growth accelerated during the middle of 2025. The labor market experienced some moderation in employment growth which became a focus for the Federal Reserve over the past year. They responded by cutting their target rate by 100 basis points over the period which provided a tailwind for fixed income securities. The Funds relative overweight to corporate bonds versus the benchmark contributed positively to performance. Mortgage-backed securities delivered the strongest returns within fixed income sectors and the funds exposure added to the return.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CIBC Atlas Income Opportunities Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit IndexFootnote Reference*	Bloomberg U.S. Government/Credit Index (USD (TR)Footnote Reference*
Oct/15	$250,000	$250,000	$250,000	$250,000
Oct/16	$266,384	$261,273	$261,881	$262,088
Oct/17	$301,544	$323,018	$298,930	$264,845
Oct/18	$315,406	$346,747	$309,529	$258,734
Oct/19	$356,861	$396,423	$353,155	$291,355
Oct/20	$374,942	$434,918	$386,021	$311,985
Oct/21	$474,353	$621,558	$478,706	$310,489
Oct/22	$416,457	$530,742	$407,529	$260,685
Oct/23	$435,972	$584,574	$433,702	$262,613
Oct/24	$530,585	$806,812	$547,751	$289,479
Oct/25	$574,630	$979,893	$630,550	$306,130

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas Income Opportunities Fund, Institutional Class Shares	8.30%	8.91%	8.68%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit IndexFootnote Reference*	15.12%	10.31%	9.69%
Bloomberg U.S. Government/Credit Index (USD (TR)Footnote Reference*	5.75%	-0.38%	2.05%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 642,859,608
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 4,079,557
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$642,859,608	99	$4,079,557	24%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-0.1%
Exchange-Traded Fund	2.1%
Consumer Staples	2.3%
Short-Term Investment	2.4%
Real Estate	2.4%
Materials	2.4%
Communication Services	2.9%
Utilities	2.9%
Energy	5.1%
Mortgage-Backed Security	6.3%
Health Care	6.4%
Consumer Discretionary	7.0%
Industrials	7.3%
U.S. Treasury Obligation	12.3%
Financials	17.3%
Information Technology	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.5%
Apple	3.9%
Broadcom	3.8%
U.S. Treasury Bonds, 4.13%, 8/15/2053	3.1%
U.S. Treasury Bonds, 3.88%, 5/15/2043	2.6%
U.S. Treasury Notes, 4.00%, 7/31/2029	2.5%
U.S. Treasury Bonds, 4.38%, 5/15/2041	2.3%
JPMorgan Chase	2.2%
Visa, Cl A	2.1%
Invesco Senior Loan ETF	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000195841
Shareholder Report [Line Items]
Fund Name	CIBC Atlas All Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	AWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas All Cap Growth Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas All Cap Growth Fund, Institutional Class Shares	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Russell 3000 Growth Index (USD) returned 29.59% over the one year period ended October 31, 2025. The CIBC Atlas All Cap Growth Fund returned 10.77% during the same period, underperforming the Russell 3000 Growth Index (USD) benchmark. The Information Technology, Financials, and Consumer Discretionary sectors contributed most negatively to the Fund’s relative return. Positive contribution from the Industrials and Consumer Staples sector holdings partially offset these negative contributions.

Positive contribution from the Industrials sector was driven entirely by stock selection, while negative contribution from Information Technology, Financials and Consumer Discretionary were also largely driven by stock selection. Information Technology was by far the largest negative contributor to relative performance among the sectors. As has been the case in recent years, the Fund’s relative performance was acutely hindered by underweight exposure to large-cap technology names. Nvidia Corp. (NVDA), though held in the strategy for the entirety of the year, was responsible for a large share of the Information Technology sector’s negative active return contribution. Other unowned stocks like Oracle (ORCL) and Palantir (PLTR) were also significant detractors from relative performance.

On an individual position basis, the most significant positive contributors to overall performance were aerospace engine component manufacturer Howmet Aerospace (HWM), up 107.1% during the year, semiconductor firm Amphenol (APH), up 109.6%, and aerospace engine manufacturer GE Aerospace (GE), up 82.5%. The worst performing holdings were aerospace engine lessor FTAI Aviation (FTAI), which was down -20.0% during the holding period, IC developer Marvell Technologies (MRVL), down 48.2% over the holding period, and digital marketing firm Zeta Global Holdings (ZETA), down 33.7% over the holding period.

We remain committed to our strategy of investing in high-quality, open-ended growth companies at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CIBC Atlas All Cap Growth Fund, Institutional Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 3000 Growth Index (USD)
Oct/15	$250,000	$250,000	$250,000
Oct/16	$242,204	$260,608	$255,195
Oct/17	$312,570	$323,100	$331,248
Oct/18	$358,366	$344,411	$365,030
Oct/19	$424,704	$390,871	$424,666
Oct/20	$521,144	$430,537	$544,424
Oct/21	$715,798	$619,540	$777,512
Oct/22	$529,609	$517,206	$585,674
Oct/23	$570,822	$560,548	$687,111
Oct/24	$847,602	$772,745	$985,467
Oct/25	$938,890	$933,572	$1,277,083

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas All Cap Growth Fund, Institutional Class Shares	10.77%	12.49%	14.15%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell 3000 Growth Index (USD)	29.59%	18.59%	17.71%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 354,185,946
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,676,419
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$354,185,946	36	$2,676,419	70%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	1.1%
Short-Term Investment	1.1%
Financials	7.0%
Consumer Discretionary	7.5%
Health Care	8.7%
Communication Services	16.2%
Industrials	29.0%
Information Technology	29.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace	6.0%
Amazon.com	5.8%
Amphenol, Cl A	5.7%
Meta Platforms, Cl A	5.4%
General Electric	5.1%
Broadcom	4.7%
Microsoft	4.4%
Quanta Services	4.2%
Netflix	4.1%
Intuitive Surgical	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000195839
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Equity Income Fund
Class Name	Institutional Class
Trading Symbol	AWYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Equity Income Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Equity Income Fund, Institutional Class Shares	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Russell 1000 Index (USD) (TR) returned 21.14% over the one year period ending October 31, 2025. The CIBC Atlas Equity Income Fund returned 4.68%, underperforming the Russell 1000 Index (USD) (TR) benchmark. The Fund’s positioning in the Information Technology, Real Estate and Financials sectors contributed most negatively to relative performance, while positioning in the Consumer Staples and Materials sectors contributed positively, somewhat offsetting the underperformance elsewhere.

Positive contributions from the Consumer Staples and Materials sectors were entirely driven by allocation effects, as the Fund did not hold any positions in these underperforming sectors.

The Information Technology sector was by far the largest negative contributor to relative performance among the sectors, driven by allocation and stock selection in roughly equal measure. As has been the case in recent years, the Fund’s relative performance was hindered by underweight exposure to large-cap technology names. Nvidia Corp., not held in the strategy, was responsible for a large share of the Information Technology sector’s negative contribution, but other unowned, non-dividend-paying stocks like Advanced Micro Devices (AMD) and Palantir (PLTR) were also significant detractors from relative performance.

On an individual position basis, the most significant positive contributors to relative return were healthcare distributor Cardinal Health (CAH), up 78.3% on the year, tech hardware giant International Business Machines (IBM), up 53.0% on the year, and Charles Schwab (SCHW), up 35.2% on the year. The most significant detractors from performance were aerospace engine lessor FTAI Aviation (FTAI), down -20.0% during the holding period, managed care provider Elevance Health (ELV), down -20.4%, and pipeline operator ONEOK (OKE), down -27.5%.

We remain committed to our strategy of investing in high-quality companies that are actively growing their dividend.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CIBC Atlas Equity Income Fund, Institutional Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*
Aug/15	$250,000	$250,000
Aug/16	$259,268	$279,233
Aug/17	$305,629	$324,353
Aug/18	$354,169	$388,633
Oct/18	$335,786	$362,503
Oct/19	$406,102	$413,805
Oct/20	$420,116	$458,768
Oct/21	$611,543	$658,386
Oct/22	$537,166	$550,554
Oct/23	$531,644	$602,768
Oct/24	$732,052	$832,235
Oct/25	$766,336	$1,008,135

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas Equity Income Fund, Institutional Class Shares	4.68%	12.77%	11.55%
Russell 1000 Index (USD) (TR)Footnote Reference*	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 356,776,267
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,874,446
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$356,776,267	45	$2,874,446	29%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.1%
Consumer Discretionary	3.5%
Utilities	5.6%
Energy	6.7%
Real Estate	7.4%
Information Technology	16.9%
Industrials	17.8%
Health Care	19.3%
Financials	21.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	6.2%
Enterprise Products Partners	4.6%
L3Harris Technologies	4.3%
Eli Lilly	4.2%
Abbott Laboratories	4.1%
JPMorgan Chase	4.0%
Apple	3.9%
Parker-Hannifin	3.1%
Blue Owl Capital, Cl A	3.1%
CME Group, Cl A	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000212351
Shareholder Report [Line Items]
Fund Name	CIBC Atlas International Growth Fund
Class Name	Institutional Class
Trading Symbol	AWWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas International Growth Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas International Growth Fund, Institutional Class Shares	$103	0.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The CIBC International Growth Fund (AWWIX) achieved a return of 23.93% for the one year period ended October 31, 2025, closely matching the MSCI ACWI ex-USA Index (USD) (Gross), which returned 25.62%. Performance was driven by strong contributions from the Industrials, Materials, and Financials sectors, while Technology, Consumer Staples, and Health Care detracted from results. On a regional basis, Japan, Spain, and India were positive contributors, while the United Kingdom, South Korea, and Italy detracted from performance. The Fund’s top-performing stocks during the period included Heidelberg Materials, Kawasaki Heavy Industries, and Banco Santander, while Alcon AG, London Stock Exchange, and Symrise were among the largest detractors. Over the twelve months, new positions were established in Atlas Copco AB, Experian PLC, Hermes International, and Mizuho Financial, and notable exits included LVMH, Toyota, Vestas Wind Systems, and Julius Baer Group. The fiscal year was characterized by significant headline and geopolitical risks, with the Quality factor underperforming and Momentum and AI-related names experiencing significant gains. Despite a bias toward high-quality compounders, the Fund was pleased to deliver a return of over 23%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CIBC Atlas International Growth Fund, Institutional Class Shares	MSCI ACWI ex-USA Index (USD) (Gross)Footnote Reference*
May/19	$250,000	$250,000
Oct/19	$259,500	$269,804
Oct/20	$266,789	$263,909
Oct/21	$334,711	$343,675
Oct/22	$252,078	$259,990
Oct/23	$290,455	$292,912
Oct/24	$345,314	$366,092
Oct/25	$427,949	$459,892

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
CIBC Atlas International Growth Fund, Institutional Class Shares	23.93%	9.91%	8.73%
MSCI ACWI ex-USA Index (USD) (Gross)Footnote Reference*	25.62%	11.75%	9.95%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 836,934,147
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 5,715,928
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$836,934,147	50	$5,715,928	16%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	17.9%
Short-Term Investment	1.7%
Netherlands	2.9%
Singapore	3.1%
Canada	3.1%
Sweden	3.2%
Taiwan	3.9%
France	4.9%
Switzerland	5.4%
Spain	5.4%
Germany	7.3%
China	8.3%
Japan	13.4%
United Kingdom	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing ADR	3.9%
Banco Santander	3.8%
Tencent Holdings	3.4%
Kawasaki Heavy Industries	3.1%
DBS Group Holdings	3.1%
ASML Holding	2.9%
HDFC Bank ADR	2.9%
Lloyds Banking Group PLC	2.8%
Siemens	2.8%
Shell PLC	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds